Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2025 and 2026:

	Retail & Digital Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
	(in millions)
Balance at March 31, 2024:
Goodwill	¥15,884	¥159,231	¥578,139	¥330,956	¥2,300	¥1,086,510
Accumulated impairment losses(1)	—	(63,568)	(481,263)	(47,921)	—	(592,752)
	15,884	95,663	96,876	283,035	2,300	493,758
Goodwill acquired during the fiscal year(2)	63,730	—	—	149,782	—	213,512
Impairment loss	—	—	(32,388)	(117,701)	—	(150,089)
Foreign currency translation adjustments and other	—	(253)	(977)	2,213	—	983
Balance at March 31, 2025:
Goodwill	79,614	158,978	577,162	482,951	2,300	1,301,005
Accumulated impairment losses	—	(63,568)	(513,651)	(165,622)	—	(742,841)
	¥79,614	¥95,410	¥63,511	¥317,329	¥2,300	¥558,164
Goodwill acquired during the fiscal year(2)	20,117	—	62,836	—	—	82,953
Impairment loss	(5,149)	—	—	(92,326)	—	(97,475)
Foreign currency translation adjustments and other	—	3,915	5,664	13,315	—	22,894
Balance at March 31, 2026:
Goodwill	99,731	162,893	645,662	496,266	2,300	1,406,852
Accumulated impairment losses	(5,149)	(63,568)	(513,651)	(257,948)	—	(840,316)
	¥94,582	¥99,325	¥132,011	¥238,318	¥2,300	¥566,536

Notes:
(1)Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.
(2)Goodwill acquired during the fiscal years ended March 31, 2025 and 2026, mainly relate to the acquisitions described in Note 2.

U.S. GAAP requires to test goodwill for impairment at least annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired, using a process that compares the carrying amount of a reporting unit with its fair value. An impairment loss is recognized to the extent that the carrying amount of a reporting unit exceeds its fair value, but not exceeding the total amount of goodwill allocated to that reporting unit.
For the fiscal year ended March 31, 2025, the MUFG Group recognized ¥109,933 million of impairment of goodwill relating to the First Sentier Investors reporting unit, which was renamed the First Sentier Group reporting unit, within the Asset Management & Investor Services Business Group segment. Due largely to market volatility and a decline in the equity markets, the portfolio balance of assets under management across a number of strategies decreased, which resulted in a decrease in the reporting unit’s cash flow projections, and the discount rate increased. As a result, the fair value of the reporting unit was measured on December 31, 2024, for the quantitative goodwill impairment test, and led to an impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit. The income approach estimates the fair value of the reporting unit by discounting management’s projections of the reporting unit’s cash flows, including a terminal value to estimate the fair value of cash flows beyond the final year of projected results, using a discount rate derived from the capital asset pricing model.
For the fiscal year ended March 31, 2025, the MUFG Group recognized ¥32,388 million of impairment of goodwill relating to the Mandala Multifinance reporting unit within the Global Commercial Banking Business Group segment. Due largely to the weak auto markets in Indonesia, two-wheeler retail sales showed slow growth during the fiscal year ended March 31, 2025, which resulted in a decrease in the reporting unit’s cash flow projections. As a result, the fair value of the reporting unit was measured on December 31, 2024 for the quantitative goodwill impairment test, and led to an impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit. The income approach estimates the fair value of the reporting unit by discounting management’s projections of the reporting unit’s cash flows, including a terminal value to estimate the fair value of cash flows beyond the final year of projected results, using a discount rate derived from the capital asset pricing model.
For the fiscal year ended March 31, 2026, the MUFG Group recognized ¥38,636 million of impairment of goodwill relating to the MUFG Pension & Market Services reporting unit within the Asset Management & Investor Services Business Group segment. Due largely to the loss of a significant client and the decline in corporate activities in the capital market, the reporting unit’s cash flow projections have decreased. As a result, the fair value of the reporting unit was measured on June 30, 2025, for the quantitative goodwill impairment test, and led to an impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit. The income approach estimates the fair value of the reporting unit by discounting management’s projections of the reporting unit’s cash flows, including a terminal value to estimate the fair value of cash flows beyond the final year of projected results, using a discount rate derived from the capital asset pricing model.
For the fiscal year ended March 31, 2026, the MUFG Group recognized ¥53,690 million of impairment of goodwill relating to the First Sentier Group reporting unit within the Asset Management & Investor Services Business Group segment. The reporting unit’s cash flow projections decreased and the discount rate increased, primarily due to lower projected revenues and profitability of AlbaCore Capital Group, reflecting the timing of new fund launches and increased upfront investments in new business strategies prior to revenue generation from those new funds. As a result, the fair value of the reporting unit was measured on December 31, 2025, for the quantitative goodwill impairment test, and led to an impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit. The income approach estimates the fair value of the reporting unit by discounting management’s projections of the reporting unit’s cash flows, including a terminal value to estimate the fair value of cash flows beyond the final year of projected results, using a discount rate derived from the capital asset pricing model.
Other Intangible Assets
The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of other intangible assets at March 31, 2025 and 2026:

	2025			2026
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥4,093,320	¥3,081,494	¥1,011,826	¥4,427,757	¥3,342,584	¥1,085,173
Customer relationships	632,016	335,898	296,118	623,399	336,393	287,006
Core deposit intangibles	138,203	102,052	36,151	132,465	108,418	24,047
Trade names	87,183	50,871	36,312	61,729	26,917	34,812
Other	23,702	9,821	13,881	32,422	11,305	21,117
Total	¥4,974,424	¥3,580,136	1,394,288	¥5,277,772	¥3,825,617	1,452,155
Intangible assets not subject to amortization:
Indefinite-lived trade names			—			14,050
Other			8,227			8,813
Total			¥1,402,515			¥1,475,018
Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2025, amounted to ¥403,938 million, which primarily consisted of ¥335,848 million of software and ¥68,010 million of customer relationships. The weighted average amortization periods for these assets are 6 years and 16 years, respectively. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2025, amounted to ¥46 million.
Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2026, amounted to ¥370,047 million, which primarily consisted of ¥348,912 million of software and ¥20,988 million of customer relationships. The weighted average amortization periods for these assets are 6 years and 16 years, respectively. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2026, amounted to ¥14,372 million.
For the fiscal years ended March 31, 2024, 2025 and 2026, the MUFG Group recognized ¥15,042 million, ¥14,353 million and ¥8,417 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.
The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2027	¥333,916
2028	292,840
2029	240,388
2030	190,182
2031	141,562